Reporting Entity - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) ft² shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2023 shares	Jun. 13, 2022 shares	Jun. 09, 2022 shares	Feb. 10, 2021
Reporting Entity [Line Items]
Common shares issued	11,778,392		11,778,392		5,560,829	4,732,090	11,778,392
Common stock outstanding	11,778,392		11,778,392		5,560,829	4,732,090
Net loss | $	$ 497,451	$ 16,804,906	$ 44,289,638	$ 47,762,688	$ 84,424,529	$ 124,264,230
Cash flow from operations | $			20,669,892	43,820,603	54,346,127	56,645,458
Accumulated deficit | $	357,075,395		357,075,395		323,181,697	$ 248,209,952
Cash on hand | $	$ 3,404,023	$ 13,158,605	$ 3,404,023	$ 13,158,605	$ 8,700,000
Subsequent Event
Reporting Entity [Line Items]
Common shares issued									198,000,000
Common stock outstanding								5,700,000	198,000,000
Pre-Consolidation Shares
Reporting Entity [Line Items]
Common stock outstanding									198,000,000
Post-Consolidation Shares
Reporting Entity [Line Items]
Common stock outstanding								5,700,000
Sprout
Reporting Entity [Line Items]
Acquired interest	50.10%		50.10%							50.10%
Quebec
Reporting Entity [Line Items]
Area of facility located | ft²					50,000
North Carolina
Reporting Entity [Line Items]
Area of facility located | ft²					24,000